Note 1 - Organization and Going Concern (Detail) (USD $)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended					24 Months Ended	70 Months Ended
	Dec. 31, 2006	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Research and Development Expense, Software (Excluding Acquired in Process Cost)			$ 162,815	$ 70,010	$ 661,477	$ 213,000	$ 539,815						$ 213,000	$ 824,292
Cumulative Earnings (Deficit)			9,757,198			11,470,969		9,757,198					9,757,198	11,470,969
Stock Issued During Period, Value, New Issues	50					1,791,604		718,694	170,050	15,000	172,625		1,150,848.15
Stock Issued During Period, Value, Issued for Cash (in Dollars)						$ 1,150,848		$ 718,694					$ 394,474
Stock Issued During Period, Shares, New Issues (in Shares)		23,016,963				23,016,963						15,000,000	23,016,963